Share-Based Compensation (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 ShareBasedCompensationPlan	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of compensation plans	2
Options outstanding	779,590	826,106	484,307
Share-based compensation expense	$ 629	$ 301
Total unrecognized compensation cost	$ 624
Recognition period, weighted-average period	1 year 6 months 22 days
First Bankshares [Member] | Directors And Key Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted and were fully vested	94,493
2003 Stock Incentive Plan [Member] | First Bankshares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock available for granting stock options	137,500
Options outstanding	20,680	53,846
2012 Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock available for granting stock options	1,002,259
2012 Stock Incentive Plan [Member] | Restricted Stock [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period (years)	1 year
2012 Stock Incentive Plan [Member] | Restricted Stock [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period (years)	3 years
2012 Stock Incentive Plan [Member] | Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vesting period (years)	3 years
Award expiration period (years)	10 years